GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Feb. 23, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE 2—GOODWILL AND INTANGIBLE ASSETS

Changes in the Company’s Goodwill and Intangible assets consisted of the following:

	February 26, 2011	Additions	Impairments	Other net adjustments	February 25, 2012	Additions	Impairments	Other net adjustments	February 23, 2013
Goodwill:
Retail Food goodwill	$887	$—	$—	$(1)	$886	$—	$—	$—	$886
Accumulated impairment losses	(794)	—	(92)	—	(886)	—	—	—	(886)

Total Retail Food goodwill, net	93	—	(92)	(1)	—	—	—	—	—
Save-A-Lot goodwill	137	—	—	—	137	—	—	—	137
Independent Business goodwill	710	—	—	—	710	—	—	—	710

Total goodwill	$940	$—	$(92)	$(1)	$847	$—	$—	$—	$847

	February 26, 2011	Additions	Impairments	Other net adjustments	February 25, 2012	Additions	Impairments	Other net adjustments	February 23, 2013
Intangible assets:
Trademarks and tradenames—indefinite useful lives	$14	$—	$—	$—	$14	$—	$(6)	$1	$9
Favorable operating leases, customer lists, customer relationships and other (accumulated amortization of $65 and $56 as of February 23, 2013 and February 25, 2012, respectively)	103	2	—	—	105	1	—	—	106
Non-compete agreements (accumulated amortization of $2 and $2 as of February 23, 2013 and February 25, 2012, respectively)	3	—	—	—	3	—	—	—	3

Total intangible assets	120	2	—	—	122	1	(6)	1	118
Accumulated amortization	(50)	(8)	—	—	(58)	(8)	—	(1)	(67)

Total intangible assets, net	$70				$64				$51

The Company applies a fair value based impairment test to the net book value of goodwill and intangible assets with indefinite useful lives on an annual basis and on an interim basis if events or circumstances indicate that an impairment loss may have occurred.

The Company conducted an annual impairment test of the net book value of goodwill and intangible assets with indefinite useful lives during the fourth quarter of fiscal 2013. The fair value of goodwill for the Company’s Save-A-Lot reporting was in excess of 100 percent of the $137 carrying value. The fair value of the Company’s Independent Business reporting unit exceeded its $710 carrying value by approximately 60 percent. The Company recorded a pre-tax non-cash impairment charge of $6 in the Independent Business segment for tradenames with indefinite useful lives during the fourth quarter of fiscal 2013.

Fair values of the Company’s tradenames were determined primarily by discounting an assumed royalty value applied to projected future revenues associated with the tradename based on management’s expectations of the current and future operating environment. The royalty cash flows are discounted using rates based on the weighted average cost of capital and the specific risk profile of the tradenames relative to the Company’s other assets. These estimates are impacted by variable factors including inflation, the general health of the economy and market competition. The calculation of the impairment charge contains significant judgments and estimates including weighted average cost of capital and the specified risk profile of the tradename and future revenue and profitability.

During the third and fourth quarters of fiscal 2012 and 2011 the Company’s stock price experienced a significant and sustained decline and the book value per share substantially exceeded the stock price. As a result, the Company performed reviews of goodwill and intangible assets with indefinite useful lives for impairment, which indicated that the carrying value of Retail Food’s goodwill and certain intangible assets with indefinite useful lives exceeded their estimated fair values. The Company recorded preliminary non-cash goodwill impairment charges of $54 during the third quarter of fiscal 2012 due to the significant and sustained decline in the Company’s market capitalization and updated discounted cash flows. The finalization of third quarter impairment charges and the results of the fourth quarter impairment review resulted in an additional non-cash goodwill impairment charge of $38 including an immaterial finalization to the third quarter preliminary charge. The impairment charge was due to the significant and sustained decline in the Company’s market capitalization as of and subsequent to the end of the fourth quarter of fiscal 2012 and was recorded in the Retail Food segment.

During fiscal 2012 the Company sold 10 retail fuel centers which were part of the Retail Food segment. The Company completed the sale during the third and fourth quarter of fiscal 2012.

For the full fiscal 2012 year the Company recorded non-cash goodwill impairment charges of $92 in the Retail Food segment. The calculation of the impairment charges contains significant judgments and estimates including weighted average cost of capital, future revenue, profitability, cash flows and fair values of assets and liabilities.

The Company undertook reviews for impairment of goodwill and intangible assets with indefinite useful lives twice during fiscal 2011. During the second quarter of fiscal 2011 the Company’s stock price had a significant and sustained decline and book value per share substantially exceeded the stock price. As a result, the Company completed an impairment review and recorded non-cash goodwill impairment charge of $110 within the Retail Food segment. The result of the fiscal 2011 annual review of goodwill and tradenames undertaken in the fourth quarter indicated no further reduction to the carrying value of goodwill or tradenames was required.

Amortization expense of intangible assets with definite useful lives of $8 was recorded in fiscal 2013, 2012 and 2011. Future amortization expense will average approximately $6 per year for the next five years.